Short-term Loan (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term Loan
Deposits to secure short-term loan	$ 628.8	¥ 3,995.0	¥ 4,091.0
Credit facilities not utilized	625.1
Guarantee agreements | the Company
Short-term Loan
Aggregate amount of certain credit facilities taken by its subsidiaries	510.0
Unutilized amount of credit facilities taken by its subsidiaries	$ 265.0
Equal to or more than
Short-term Loan
Short-term loan, maturity term	1 month	1 month
Short-term loan, fixed interest rate (as a percent)	0.78%	0.98%	0.78%
Less than
Short-term Loan
Short-term loan, maturity term	6 months	6 months
Short-term loan, fixed interest rate (as a percent)	2.42%	1.29%	2.42%